Money Market Fund

U.S. Government Money Fund

service and guidance

professional management

goals

1998
Semi-Annual Report

[Photo of illustration from money market brochure]

June 6, 1998


money
market
fund
1

Dear Shareholder:

U.S. Government Money Fund A
Class and Consultant Class each provided a total return of +2.16% with dividends reinvested for the six months ended June 30, 1998. Both classes had a 4.35% seven-day annualized yield while the portfolio's average effective maturity was reduced from 43 days to 21 days.
    The U.S. economy continued to
grow and create new jobs without any significant increase to inflation during the first half of the year. Unemployment remained low. A weakening factory job market was offset by impressive gains in the services sector, suggesting strong economic growth will continue.
    Lack of inflation and the potential impact of Asia's economic problems on the U.S. economy contributed to a May 19 decision by the Federal Reserve Board to hold the line on interest rates. The decision, however, was deemed a "close call." This suggests that an increase in short-term interest rates remains a possibility this autumn.
    By investing in securities maturing in 91 days or less, your Fund maintains a highly liquid portfolio. We can usually take advantage of opportunities to improve yield when interest rates go up without any adverse effect on principal. During periods of moderate economic growth, the Fund will pursue higher yields by slightly extending the average maturity of its securities.
    Although not designed for long-term growth, U.S. Government Money Fund provides a sensible place for your investments as you decide on an asset allocation plan. Offering relative safety and liquidity, the Fund helps you maximize opportunities from your short-term investments. Delaware Investments also offers a wide range of mutual funds designed to help meet your long-range investment objectives. With the aid of your financial adviser, you can determine which Funds best suit your long-term personal investment goals.
    Thank you for your confidence in Delaware Investments.


/s/  Wayne A. Stork
------------------------------
Wayne A. Stork
Chairman




/s/  Jeffrey J. Nick
------------------------------
Jeffrey J. Nick
President and Chief Executive Officer


AVERAGE ANNUAL TOTAL RETURNS
---------------------------------------------------------------------------------------------------------------------------
Through June 30, 1998
                                      Seven-Day                         Ten            Five           One            Six
                                        Yield        Lifetime          Years           Years          Year          Months
---------------------------------------------------------------------------------------------------------------------------
A Class (Est. 4/20/82)                  4.35%         +5.86%          +4.84%          +4.06%         +4.70%         +2.16%*
Consultant Class (Est. 3/29/98)         4.35%         +5.85%          +4.79%          +4.06%         +4.70%         +2.16%*
---------------------------------------------------------------------------------------------------------------------------


* Cumulative return. Past performance does not guarantee future results. Return and yield fluctuate. All performance reflects reinvestment of dividends. The Fund is neither insured nor guaranteed by the U.S. government, but does strive to maintain a net asset value of $1 per share. However, there is no guarantee that the Fund will be able to do so.

money market fund 2

Financial Statements
Delaware Group Limited-Term Government Funds, Inc. -
U.S. Government Money Fund
Statement of Net Assets
June 30, 1998 (Unaudited)

                                                      Principal          Market
                                                        Amount           Value
                                                      ---------          ------

    Federal Agency Discount Notes - 81.72%
    Federal Home Loan Bank 5.255% 7/13/98 ......     $ 1,000,000     $   998,248
    Federal Home Loan Mortgage Corporation
    5.40% 7/17/98 ..............................       2,000,000       1,995,200
    Federal Home Loan Mortgage Corporation
    5.41% 7/2/98 ...............................       1,000,000         999,850
    Federal Home Loan Mortgage Corporation
    5.43% 7/14/98 ..............................       1,500,000       1,497,059
    Federal National Mortgage Association
    5.39% 7/24/98 ..............................       1,000,000         996,556
    Federal National Mortgage Association
    5.40% 7/27/98 ..............................       1,000,000         996,100
    Federal National Mortgage Association
    5.40% 8/24/98 ..............................       1,558,000       1,545,380
    Federal National Mortgage Association
    5.40% 9/14/98 ..............................         500,000         494,417
    Federal National Mortgage Association
    5.42% 7/10/98 ..............................       2,000,000       1,997,290
    Federal National Mortgage Association
    5.45% 8/14/98 ..............................       1,250,000       1,241,674
                                                                     -----------
    Total Federal Agency Discount Notes ........                      12,761,774
                                                                     -----------
*Floating Rate Notes - 9.60%
    Federal Home Loan Bank 5.601% 10/23/98 .....         500,000         500,000
    Student Loan Marketing Association
    5.621% 11/12/98 ............................       1,000,000       1,000,000
                                                                     -----------
    Total Floating Rate Notes ..................                       1,500,000
                                                                     -----------

                                                      Principal          Market
                                                        Amount           Value
                                                      ---------          ------


Repurchase Agreements - 9.37%
With Chase Manhattan 5.85% 7/1/98
    (dated 6/30/98 collateralized by $553,000
    U.S. Treasury Notes 5.375% due 6/30/03,
    market value $550,799) .......................     $  540,000    $  540,000
With J.P. Morgan Securities 5.75% 7/1/98
    (dated 6/30/98 collateralized by $461,000
    U.S. Treasury Notes 6.25% due 6/30/02,
    market value $471,994) .......................        462,000       462,000
With PaineWebber 5.75% 7/1/98
    (dated 6/30/98 collateralized by $451,000
    U.S. Treasury Notes 6.625% due 4/30/02,
    market value $472,095) .......................        462,000       462,000
                                                                     ----------
Total Repurchase Agreements ......................                    1,464,000

Total market value of securities owned - 100.69%
    (which approximates cost for financial
    reporting and income tax purposes)                              $15,725,774
Liabilities Net of Receivables and
    Other Assets - (0.69%)                                             (108,448)
                                                                    -----------
Net assets applicable to 15,094,127 U.S. Government
    Money Fund A class shares and 523,199
    U.S. Government Money Fund Consultant Class
    Shares $0.001 par value) outstanding;
    1,000,000,000 shares authorized equivalent to
    $1.00 per share - 100%                                          $15,617,326
                                                                    ===========
-------------
* Floating Rate Notes - The interest rate shown is the rate as of June 30, 1998 and the maturity shown is the longer of the next interest readjustment date or the date the principal amount shown can be recovered through demand.

                             See accompanying notes

3 money market fund

Delaware Group Limited-Term
Government Funds, Inc. -
U.S. Government Money Fund
Statement of Operations
Six months ended June 30, 1998 (Unaudited)


Investment Income:
Interest ............................................                 $ 442,241

Expenses:
Management fees .....................................    $  37,938
Registration fees ...................................       22,425
Dividend disbursing and transfer agent fees
    and expenses ....................................       20,365
Reports and statements to shareholders ..............       12,273
Custodian fees ......................................        6,300
Accounting and Administration .......................        5,854
Taxes (other than taxes on income) ..................        3,000
Directors' fees .....................................        1,463
Professional fees ...................................          444
Other ...............................................        8,215      118,277
                                                         ---------      -------
Expenses absorbed by Delaware Management Company ....                   (21,440)
                                                                        -------
Total expenses ......................................                    96,837
                                                                        -------
Net Investment Income ...............................                   345,404
                                                                        -------
                             See accompanying notes

Delaware Group Limited-Term
Government Funds, Inc. -
U.S. Government Money Fund
Statements Of Changes In Net Assets

                                                     Six Months       Year
                                                       Ended          Ended
                                                      6/30/98        12/31/97
                                                    (Unaudited)
                                                   ----------------------------
Increase In Net Assets From Operations:
Net investment income ..........................   $    345,404    $    807,121
                                                   ------------    ------------
Distribution To Shareholders From:
Net investment income:
    A Class ....................................       (328,474)       (780,254)
    Consultant Class ...........................        (16,930)        (26,867)
                                                   ------------    ------------
                                                       (345,404)       (807,121)
                                                   ------------    ------------

Capital Share Transactions:
Proceeds from shares sold:
    A Class ....................................     21,776,039      38,230,061
    Consultant Class ...........................        205,232         769,674
Net asset value of shares issued upon
    reinvestment of dividends from net
    investment income:
    A Class ....................................        319,995         719,039
    Consultant Class ...........................          9,498          25,221
                                                   ------------    ------------
                                                     22,310,764      39,743,995
                                                   ------------    ------------
Cost of shares repurchased:
    A Class ....................................    (23,752,756)    (37,280,612)
    Consultant Class ...........................       (186,776)       (730,126)
                                                   ------------    ------------
                                                    (23,939,532)    (38,010,738)
                                                   ------------    ------------
Increase (decrease) in net assets derived from
    capital share transactions .................     (1,628,768)      1,733,257
                                                   ------------    ------------
Net Increase (Decrease) In Net Assets ..........     (1,628,768)      1,733,257

Net Assets:
Beginning of period ............................     17,246,094      15,512,837
                                                   ------------    ------------
End of period ..................................   $ 15,617,326    $ 17,246,094
                                                   ============    ============
See accompanying notes

4 money market fund

Delaware Group Limited-Term Government Funds, Inc. -
U.S. Government Money Fund
Financial Highlights

Selected data for each share of the Fund outstanding throughout the period was as follows:

                                                                                         U.S. Government Money Fund A Class
                                                             ----------------------------------------------------------------------
                                                                   Six
                                                              months ended                          Year Ended
                                                                6/30/981    12/31/97   12/31/96     12/31/95   12/31/94   12/31/93
                                                              (Unaudited)

Net asset value, beginning of period ....................       $1.000       $1.000      $1.000       $1.000     $1.000      $1.000

Income from investment operations:
    Net investment income ...............................        0.021        0.048       0.047        0.045      0.029       0.020
                                                               -------      -------     -------     --------    -------     -------
    Total from investment operations ....................        0.021        0.048       0.047        0.045      0.029       0.020
                                                               -------      -------     -------     --------    -------     -------
Less dividends:
    Dividend from net investment income .................       (0.021)      (0.048)     (0.047)      (0.045)    (0.029)     (0.020)
                                                               -------      -------     -------     --------    -------     -------
    Total dividends .....................................       (0.021)      (0.048)     (0.047)      (0.045)    (0.029)     (0.020)
                                                               -------      -------     -------     --------    -------     -------

Net asset value, end of period ..........................       $1.000       $1.000      $1.000       $1.000     $1.000      $1.000
                                                               =======      =======     =======     ========    =======     =======

Total return ............................................         2.16%        4.94%       4.76%        4.57%      2.93%       2.01%

Ratios and supplemental data:
    Net assets, end of period (000 omitted) .............      $15,094      $16,751     $15,082      $13,787    $17,119     $20,919
    Ratio of expenses to average net assets .............         1.01%        0.70%       0.74%        1.39%      1.26%       1.04%
    Ratio of expenses to average net assets prior to
       expense limitation ...............................         1.23%        1.56%       1.22%        1.39%      1.26%       1.04%
    Ratio of net investment income to average net assets          3.60%        4.84%       4.66%        4.45%      2.91%       2.06%
    Ratio of net investment income to average net assets
      prior to expense limitation .......................         3.38%        3.98%       4.18%        4.45%      2.91%       2.06%


                                                                            U.S. Government Money Fund Consultant Class
                                                             ----------------------------------------------------------------------
                                                                   Six
                                                              months ended                          Year Ended
                                                                6/30/981    12/31/97   12/31/96     12/31/95   12/31/94   12/31/93
                                                              (Unaudited)




Net asset value, beginning of period ....................      $1.000       $1.000      $1.000       $1.000     $1.000      $1.000

Income from investment operations:
    Net investment income ...............................        0.021        0.048       0.047        0.045      0.029       0.020
                                                               -------      -------     -------     --------    -------     -------
    Total from investment operations ....................        0.021        0.048       0.047        0.045      0.029       0.020
                                                               -------      -------     -------     --------    -------     -------
Less dividends:
    Dividend from net investment income .................       (0.021)      (0.048)     (0.047)      (0.045)    (0.029)     (0.020)
                                                               -------      -------     -------     --------    -------     -------
    Total dividends .....................................       (0.021)      (0.048)     (0.047)      (0.045)    (0.029)     (0.020)
                                                               -------      -------     -------     --------    -------     -------

Net asset value, end of period ..........................       $1.000       $1.000      $1.000       $1.000     $1.000      $1.000
                                                               =======      =======     =======     ========    =======     =======

Total return ............................................         2.16%        4.94%       4.76%        4.57%      2.93%       2.01%

Ratios and supplemental data:
    Net assets, end of period (000 omitted) ............          $523         $495        $431         $329     $1,077        $555
    Ratio of expenses to average net assets ............          1.01%        0.70%       0.74%        1.39%      1.26%       1.04%
    Ratio of expenses to average net assets prior to
    expense limitation .................................          1.23%        1.56%       1.22%        1.39%      1.26%       1.04%
    Ratio of net investment income to average net assets          3.60%        4.84%       4.66%        4.45%      2.91%       2.06%
    Ratio of net investment income to average net assets
      prior to expense limitation ......................          3.38%        3.98%       4.18%        4.45%      2.91%       2.06%



1 Ratios have been annualized and total return has not been annualized.

                             See accompanying notes

5 money market fund

Delaware Group Limited-Term Government Funds, Inc. -
U.S. Government Money Fund
Notes To Financial Statements
June 30, 1998 (Unaudited)

Delaware Group Limited-Term Government Funds, Inc. - U.S. Government Money Fund, (the "Fund") is registered as a diversified open-end investment company under the Investment Company Act of 1940, as amended. The Fund is organized as a Maryland Corporation and offers two classes of shares. Both classes carry no sales charges.

The investment objective of the U.S. Government Money Fund is to seek maximum current income, while preserving principal and maintaining liquidity.

1. Significant Accounting Policies
The following accounting policies are in accordance with generally accepted accounting principles and are consistently followed by the Fund:

Security Valuation - Money market instruments having less than 60 days to maturity are valued at amortized cost which approximates market value.

Federal Income Taxes - The Fund intends to continue to qualify as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements. Income and capital gain distributions are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles.

Class Accounting - Investment income and common expenses are allocated to the various classes of the Fund on the basis of daily net assets of each class.

Repurchase Agreements - The Fund may invest in a pooled cash account along with other members of the Delaware Investments Family of Funds. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Fund's custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 100% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Other - Expenses common to all Funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Security transactions are recorded on the date the securities are purchased or sold (trade date). Premiums and discounts are amortized on a pro-rata basis and are included in interest income. The Fund declares dividends daily from net investment income and pays such dividends monthly.

Certain Fund expenses are paid through "soft dollar" arrangements with brokers. The amount of these expenses is less than 0.01% of the Fund's average daily net assets.

Use of Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

2. Investment Management and Other Transactions with Affiliates
In accordance with the terms of the Investment Management Agreement, the Fund pays Delaware Management Company (DMC), the Investment Manager of the Fund, an annual fee which is calculated daily at the rate of 0.50% on the average daily net assets of the Fund less the fees paid to the unaffiliated directors.

DMC elected to waive that portion, if any, of the management fee and reimburse the Fundto the extent that annual operating expenses exclusive of taxes, interest, brokerage commissions and extraordinary expenses, exceed 0.70% of average daily net assets of the Fund through February 10, 1998. Total expenses absorbed by DMC for the period ended February 10, 1998 were $21,440.

The Fund has engaged Delaware Service Company, Inc. (DSC), an affiliate of DMC, to provide dividend disbursing, transfer agent and accounting services for the Fund. For the six months ended June 30, 1998, the Fund expensed $20,365 for dividend disbursing and transfer agent services and $3,174 for accounting services.

Pursuant to the Distribution Agreement, the Fund may pay Delaware Distributors, L.P. (DDLP), the Distributor and an affiliate of DMC, an annual 12b-1 fee not to exceed 0.30% of the average daily net assets of the Consultant Class. Effective June 1, 1990, 12b-1 Plan payments from the Consultant Class to DDLP were suspended but may be reinstated in the future. Distribution expenses relating to a specific class are charged directly to that class.

Certain officers of DMC, DSC and DDLP are officers, directors and/or employees of the Fund. These officers, directors and employees are paid no compensation by the Fund.

3. Capital Stock
Transactions in capital stock shares were as follows:

                                                Six Months        Year
                                                  Ended          Ended
                                                 6/30/98       12/31/97
                                               -----------    -----------
Shares sold:
    A Class ................................    21,776,039     38,230,061
    Consultant Class .......................       205,232        769,674

Shares issued upon reinvestment
    of dividends from net investment income:
    A Class ................................       319,995        719,039
    Consultant Class .......................         9,498         25,221
                                               -----------    -----------
                                                22,310,764     39,743,995
                                               -----------    -----------
Shares repurchased:
    A Class ................................   (23,752,756)   (37,280,612)
    Consultant Class .......................      (186,776)      (730,126)
                                               -----------    -----------
                                               (23,939,532)   (38,010,738)
                                               -----------    -----------
Net increase (decrease) ....................    (1,628,768)     1,733,257
                                               ===========    ===========

This Semi-Annual Report is for the Information of U.S. Government Money Fund Shareholders, But it may be used with prospective investors when preceded or accompanied by a current Prospectus for U.S. Government Money Fund, which sets forth details about charges, expenses, investment objectives and operating policies of each Fund. You should read the prospectus carefully before you invest. Summary investment results are documented in the Fund's current Statement of Additional Information. The figures in this report represent past results which are not a guarantee of future results.

Board of Directors
Affiliated Officers

WAYNE A. STORK
Chairman
Delaware Investments Family of Funds
Philadelphia, PA

JEFFERY J. NICK
President and Chief Executive Officer
Delaware Investments Family of Funds
Philadelphia, PA

WALTER P. BABICH
Board Chairman, Citadel Constructors, Inc.
King of Prussia, PA

JOHN DURHAM
Partner, Complete Care Services
Horsham, PA

ANTHONY D. KNERR
Consultant, Anthony Knerr & Associates
New York, NY

ANN R. LEVEN
Treasurer, National Gallery of Art
Washington, DC

W. THACHER LONGSTRETH
City Councilman
Philadelphia, PA

THOMAS F. MADISON
President and Chief Executive Officer
MLM Partners, Inc.
Minneapolis, MN

CHARLES E. PECK
Secretary/Treasurer, Enterprise Homes, Inc.
Fredericksburg, VA

SHAREHOLDER SERVICING,
DIVIDEND DISBURSING
AND TRANSFER AGENT
Delaware Service Company, Inc.
Philadelphia, Pennsylvania

1818 Market Street
Philadelphia, PA 19103-3682

Affiliated Officers

DAVID K. DOWNES
Executive Vice President, Chief Financial Officer and Chief Operating Officer
Delaware Investments Family of Funds
Philadelphia, PA

GEORGE M. CHAMBERLAIN, JR.
Senior Vice President, Secretary
and General Counsel
Delaware Investments Family of Funds
Philadelphia, PA

BRUCE D. BARTON
President and Chief Executive Officer
Delaware Distributors, L.P.
Philadelphia, PA





(photo of globes)


directors &
officers


INVESTMENT MANAGER
Delaware Management Company
Philadelphia, Pennsylvania

INTERNATIONAL AFFILIATE
Delaware International Advisers Ltd.
London, England

NATIONAL DISTRIBUTOR
Delaware Distributors, L.P.
Philadelphia, Pennsylvania

This Semi-Annual Report is for the information of U.S. Government Money Fund shareholders, but it may be used with prospective investors when preceded or accompanied by a current Prospectus for U.S. Government Money Fund, which sets forth details about charges, expenses, investment objectives and operating policies of the Fund. You should read the prospectus carefully before you invest. Summary investment results are documented in the Fund's current Statement of Additional Information. The figures in this report represent past results which are not a guarantee of future results. The return and principal value of an investment in the Fund will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.
------------------------------------------------------------------------------
Investment Manager
Delaware Management Company
Philadelphia, Pennsylvania

International Affiliate
Delaware Investment Advisers Ltd.
London, England

National Distributor
Delaware Distributors, L.P.
Philadelphia, Pennsylvania

Shareholder Servicing,
Dividend Disbursing
and Transfer Agent
Delaware Service Company, Inc.
Philadelphia, Pennsylvania

1818 Market Street
Philadelphia, PA 19103-3682



(photo of globes)


For Shareholders
1.800.523.1918
For Securities Dealers
1.800.362.7500
For Financial Institutions
Representatives Only
1.800.659.2265
www.delawarefunds.com

Money market funds strive to maintain a net asset value of $1 a share. However, there is no guarantee this goal will be met. Yields fluctuate with market conditions.

Be sure to consult your financial adviser when making investments. Mutual funds can be a valuable part of your financial plan; however, shares of the Fund are not FDIC or NCUSIF insured, are not guaranteed by any bank or any credit union, and involve investment risk, including the possible loss of the principal amount invested. Shares of the Fund are not bank or credit union deposits.

(C) Delaware Distributors, L.P.

Printed in the USA
on recycled paper

SA-005[6/98] PP8/98
(902)